COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. On May 13, 2025, the Company filed a Registration Statement on Form S-1 to register 2,929,000 of the outstanding 9,763,333 Private Placement Warrants. The Registration Statement was declared effective on May 30, 2025.

Equity Line of Credit (“ELOC”) Agreement

On February 13, 2025, PowerUp entered into a Purchase Agreement (“ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of ELOC Commitment Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement. The term of the ELOC Agreement began on the date of execution and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”). In consideration for the Arena’s execution and delivery of the ELOC Agreement, the Company issued to Arena 2,000,000 Common Shares (the “Commitment Fee Shares”), of which 893,473 became freely tradable upon the closing of the Reverse Acquisition.

At close of the Reverse Acquisition, the Company assumed $49,034 of forward purchase agreement liability under the ELOC Agreement. For the three and nine months ended September 30, 2025, change in fair value of the purchase agreement was a gain of $39,384 and $39,133, respectively was included in change in fair value of derivatives and convertible notes on the accompanying condensed consolidated statements of operations, respectively. At September 30, 2025, the balance of $9,901 is included in forward purchase agreement liability on the accompanying condensed balance sheet.

Instaprin Acquisition

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (“Instaprin”), intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC on behalf of Instaprin in satisfaction of the SEC’s judgment against Instaprin and its former CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of the Company’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of the Company’s equity to be issued to Instaprin’s service providers, pursuant to a stock incentive plan to be adopted. As of September 30, 2025, the Company has not recorded the assets from the APA due to the contingent nature of the transaction.